Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Provisions
Current provisions	€ 667	€ 892
Non-current provisions	1,881	1,747
Total Provisions	2,548	2,639	€ 2,532
Asset retirement obligations
Provisions
Current provisions	43	43
Non-current provisions	1,427	1,179
Total Provisions	1,470	1,222	955
Legal and regulatory
Provisions
Current provisions	235	273
Non-current provisions	214	255
Total Provisions	449	528	502
Restructuring provision
Provisions
Current provisions	241	353
Non-current provisions	61	73
Total Provisions	302	426	545
Other.
Provisions
Current provisions	148	223
Non-current provisions	179	240
Total Provisions	€ 327	€ 463	€ 530